March 1, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	Seasons Series Trust (the "Registrant") Registration File Nos. 333-08653 and 811-07725 CIK No. 0001003239 Cash Management Portfolio

Dear Sir or Madam:

            As counsel to the Registrant, I am transmitting for filing the definitive information statement ("Information Statement") for the Registrant under Section 14 of the Securities Act of 1934, as amended, concurrently with this letter. We have revised our disclosure to more clearly explain (1) the aggregation of assets to reach subadvisory fee breakpoints and (2) the adviser's agreement to waive a portion of its advisory fees.

            The Registrant acknowledges that: (a) it is responsible for the adequacy and accuracy of the disclosure in the Information Statement; (b) the Commission's comments and changes to the disclosure in the Information Statement made in response to the Commission's comments do not foreclose the Commission from taking any action with respect to the Information Statement; and (c) it may not assert the Commission's comments or responses to the Commission's comments to the Information Statement as a defense in any proceeding initiated by the Commission or any person pursuant to U.S. federal securities laws.

            Please call me at (713) 831-3299 or Nori Gabert at (713) 831-5165 with any comments or questions.

Very truly yours,

/s/ MARK MATTHES

Mark Matthes